Inventory (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Inventory
	March 31, 2019	December 31, 2018
Finished inventory	$64,367	$84,730
Raw materials and packaging	374,699	61,992
Total	$439,066	$146,722

	December 31, 2018	December 31, 2017
Finished inventory	$84,730	$77,517
Raw materials and packaging	61,992	4,795
Total	$146,722	$82,312